Class A, B, L, I Prospectus | Global Fixed Income Opportunities Fund
Global Fixed Income Opportunities Fund
October 3, 2014 Supplement SUPPLEMENT DATED OCTOBER 3, 2014 TO THE PROSPECTUS OF MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND Dated February 28, 2014
The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary-Fees and Expenses-Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, B, L, I Prospectus Global Fixed Income Opportunities Fund		A	B	L	I
Advisory Fee		0.32%	0.32%	0.32%	0.32%
Distribution and/or Shareholder Service (12b-1) Fee	[1]	0.25%	0.85%	0.50%	none
Other Expenses		0.74%	0.71%	0.74%	0.76%
Total Annual Fund Operating Expenses	[2]	1.31%	1.88%	1.56%	1.08%
Fee Waiver and/or Expense Reimbursement	[2]	0.26%	0.19%	0.22%	0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.05%	1.69%	1.34%	0.70%
[1]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 0.85% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.
[2]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class A, 1.69% for Class B, 1.34% for Class L and 0.70% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

SOLD
Expense Example Class A, B, L, I Prospectus Global Fixed Income Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	528	745	980	1,653
B	672	833	1,118	1,828
L	136	425	734	1,613
I	72	224	390	871

HELD
Expense Example No Redemption Class A, B, L, I Prospectus Global Fixed Income Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	528	745	980	1,653
B	172	533	918	1,828
L	136	425	734	1,613
I	72	224	390	871

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.